Commitments and Contingencies - Additional Information (Detail) - USD ($)			1 Months Ended
	Sep. 21, 2021	Sep. 21, 2020	Sep. 21, 2020	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Deferred legal fees				$ 100,000	$ 100,000
Legal fees payable				$ 100,000	$ 100,000
Over-Allotment Option [Member]
Statements [Line Items]
Options available to purchase		3,375,000
Capital Units Issued	2,500,000	2,500,000
Underwriting discount per unit		$ 0.20	$ 0.20
Underwriting income loss			$ 5,000,000.0
Deferred Underwriting Commission	$ 8,800,000	$ 8,800,000
Over-Allotment Option [Member] | Additional [Member]
Statements [Line Items]
Underwriting discount per unit		$ 0.35	$ 0.35
Deferred Underwriting Commission			$ 8,800,000